Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Disclosure of associates [line items]
Current assets		$ 102,434		$ 68,360
Non-current assets		251,336		173,086
Current liabilities		57,054		51,191
Non-current liabilities		221,395		141,082
Net assets		353,770		241,446
Revenues		38,986		30,746	$ 15,622
Net income / (loss)		17,780		5,028	9,118
Total comprehensive income / (loss)		34,712		10,384	14,137
Cash of operating activities		13,775		9,252	4,219
Cash of investing activities		(11,972)		(2,415)	8,640
Cash of financing activities		(2,299)		1,899	(4,647)
Quality Invest [Member]
Disclosure of associates [line items]
Current assets	[1]	5		18
Non-current assets	[1]	2,820		1,486
Current liabilities	[1]	64		82
Non-current liabilities	[1]	648		466
Net assets	[1]	$ 2,113		$ 956
% of ownership interest held	[1]	50.00%		50.00%
Interest in associates / joint ventures	[1]	$ 1,057		$ 478
Goodwill and others	[1]	5		4
Book value	[1]	1,062		482
Revenues	[1],[2]	13		26	4
Net income / (loss)	[1],[2]	1,079		237	(15)
Total comprehensive income / (loss)	[1],[2]	1,079		237	(15)
Dividend distribution	[1],[2]
Cash of operating activities	[1],[2]	(80)		(11)	(10)
Cash of investing activities	[1],[2]
Cash of financing activities	[1],[2]	80		11	10
Changes in cash and cash equivalents	[1],[2]
Mehadrin [Member]
Disclosure of associates [line items]
Current assets		6,367		3,439
Non-current assets		5,665		3,520
Current liabilities		4,860		2,900
Non-current liabilities		2,478		1,502
Net assets		$ 4,694		$ 2,557
% of ownership interest held	[3]	45.41%		45.41%	45.41%
Interest in associates / joint ventures		$ 2,132		$ 1,161
Goodwill and others		140		1,462
Book value		2,272		1,312
Revenues	[2]	7,249		5,403	$ 2,636
Net income / (loss)	[2]	343		180	219
Total comprehensive income / (loss)	[2]	348		172	219
Dividend distribution	[2]
Cash of operating activities	[2]	395		476	309
Cash of investing activities	[2]	26		(76)	(13)
Cash of financing activities	[2]	(71)		(53)	206
Changes in cash and cash equivalents	[2]	350		347	$ 502
BHSA [Member]
Disclosure of associates [line items]
Current assets		56,150		36,762
Non-current assets		24,837		18,228
Current liabilities		44,697		33,675
Non-current liabilities		28,560		15,548
Net assets		$ 7,730	[4]	$ 5,767
% of ownership interest held	[5]	29.91%	[6]	30.66%	30.66%
Interest in associates / joint ventures		$ 2,312		$ 1,768
Goodwill and others		(62)		(75)
Book value		225		1,693
Revenues	[2]	11,144		6,821	$ 6,821
Net income / (loss)	[2]	2,238		625	837
Total comprehensive income / (loss)	[2]	2,238		625	837
Dividend distribution	[2]	200
Cash of operating activities	[2]	6,912		(6,439)	(9,462)
Cash of investing activities	[2]	1,304		475	2,606
Cash of financing activities	[2]	(2,832)		2,124	41
Changes in cash and cash equivalents	[2]	6,180		(3,840)	$ (2,756)
PBEL [Member]
Disclosure of associates [line items]
Current assets		1,965		1,469
Non-current assets		418		272
Current liabilities		584		181
Non-current liabilities		5,468		4,302
Net assets		$ (3,669)		$ (2,742)
% of ownership interest held		45.40%		45.40%	45.40%
Interest in associates / joint ventures		$ (1,651)		$ (1,245)
Goodwill and others		2,700		2,013
Book value		1,049		768
Revenues	[2]	5		300
Net income / (loss)	[2]	(355)		(292)	(97)
Total comprehensive income / (loss)	[2]	(352)		(186)	(90)
Dividend distribution	[2]
Cash of operating activities	[2]	(49)		202	145
Cash of investing activities	[2]	255		(37)	(58)
Cash of financing activities	[2]	(222)		(160)	(90)
Changes in cash and cash equivalents	[2]	(16)		5	$ (3)
Shufersal [member]
Disclosure of associates [line items]
Current assets		21,982		12,764
Non-current assets		38,606		23,482
Current liabilities		24,072		16,556
Non-current liabilities		22,100		12,983
Net assets		$ 14,416		6,707
% of ownership interest held	[7]	33.56%
Interest in associates / joint ventures		$ 4,838		2,638
Goodwill and others		7,925		1,202
Book value		12,763		384
Revenues	[2]	60,486		47,192
Net income / (loss)	[2]	1,187		1
Total comprehensive income / (loss)	[2]	(76)		(7)
Dividend distribution	[2]	455		(265)
Cash of operating activities	[2]	3,796		2,883
Cash of investing activities	[2]	(4,877)		(159)
Cash of financing activities	[2]	2,937		(1,798)
Changes in cash and cash equivalents	[2]	$ 1,856		$ (505)

[1]	In March 2011, Quality acquired an industrial plant located in San Martin, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (the Agreement) to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
[2]	Information under GAAP applicable in the associate and joint ventures' jurisdiction.
[3]	Mehadrin is a company engaged in the production and exports of citrus, fruits and vegetables. The Group has a joint venture agreement in relation to this company. Share market value as of June 30, 2018 is NIS 18.78 per share.
[4]	Net of non-controlling interest.
[5]	BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. Share market value is Ps. 6.65 per share. The effect of Treasury shares was considered.
[6]	Considering the effect of Treasury shares.
[7]	Share market value as of June 30, 2018 is NIS 2.24 per share.